Related Party Transactions - Additional Information (Details) R$ in Millions		12 Months Ended
	Jun. 14, 2024 BRL (R$) Installment	Dec. 31, 2025 Installment
Disclosure of transactions between related parties [line items]
Transfer of funds from state | R$	R$ 32.0
Transfer of funds from state per installment | R$	R$ 0.9
Inflation index rate		0.00%
Number Of Installment | Installment		2
Cemig | Agreement Prior To Action [Member]
Disclosure of transactions between related parties [line items]
Number Of Installment | Installment	36